Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
PRC	$ 228,919	$ 162,421	$ 88,423
Non-PRC	(21,210)	(18,207)	(7,053)
Income before income taxes	$ 207,709	$ 144,214	$ 81,370